UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Starwood Capital Group Management, L.L.C.
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830

Form 13F File Number:028-12188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that t 0 0 the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ellis F. Rinaldi
Title:    Chief Compliance Officer, Executive Vice President and Co-General
          Counsel
Phone:    203-422-7773

Signature, Place and Date of Signing:

  /s/ Ellis  F. Rinaldi               Greenwich, CT          May 15, 2007
------------------------------     ------------------        ------------
       [Signature]                    [City, State]              [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number                Name

028-12189                           Starwood Real Estate Securities, LLC
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

                   STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C
                                   FORM 13F
                         Quarter Ended March 31, 2007

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                               --------------

Form 13F Information Table Entry Total:               2
                                               --------------

Form 13F Information Table Value Total:            $17,911
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                                               (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                     STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C.
                                                     FORM 13F
                                          Quarter Ended March 31, 2007


----------------------------------------------------------------------------------------------------------------------------------
                           CLASS                 VALUE       SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER             TITLE    CUSIP        (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -----    -----        ---------   -------   ---   ----   ----------   --------    ----    ------ -----

RIVIERA HLDGS CORP         COM    769627100       $17,537    627,442   SH           SOLE                    627,442
----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC             COM    45031U101       $374       7,996     SH           SOLE                    7,996
----------------------------------------------------------------------------------------------------------------------------------